BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2022
Borrowings [abstract]
Summary of Non-current and Current Borrowings

	As At June 30,	As At December 31,
	2022	2021
Non-current	—	—
Current	6,107	5,944
Total	6,107	5,944